INTERNATIONAL BROTHERHOOD OF ELECTRICAL WORKERS October 9, 2024 Old Colony Phase 3C, Boston, MA

$6.6 billion in assets Opened doors in 1984 Successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965 led by President George Meany Established to encourage and assist development of lower income housing while creating employment for the construction trades Affordable housing creation and preservation Union construction jobs creation – 100% union labor requirement Successful record generating economic impacts that benefit underserved communities Offers higher income, government/agency quality mortgage investments [Project Name] [Project City, State] SUMMARY OF THE HIT 1 As of June 30 , 2024

HIT’S LONG HISTORY OF IMPACT INVESTING 129,003 237,200 207.6 Million $20.2 Billion $47.6 Billion $21.9 Billion $10.9 Billion 607 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.4 Billion for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS* (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of June 30, 2024. Economic impact data is in 202 3 d ollars and all other figures are nominal. 2 Union Tower National City, CA

HIT INVESTMENT CYCLE Union Plans Invest in HIT Union plans make investments in the HIT, generating a competitive return, current work hours for their members and sustainable community impacts HIT Finances Projects HIT investments support development and rehabilitation of multifamily housing – impacting local communities and supporting additional economic development, Makes Construction - related Investments Construction - related investments help achieve competitive returns for its investors, while all construction work must be performed utilizing union labor. Generates Union Work and Community Jobs Construction projects create quality union construction jobs and additional jobs and impacts for the local communities beyond the job site. Union Plans Invest in HIT HIT Finances Projects Construction - related Investments Union Work and Community Jobs Union Workers Contribute to Pension Funds Union Workers Contribute to Pension Funds For each hour of work, workers contribute to pension plans, providing more capital to be invested and the cycle continues 3

PROJECTS COMMITTED/IN CONSTRUCTION A S OF JUNE 30, 2024 Projects 39 Cities represented across 11 states 23 Housing units, with 53% affordable housing 6,209 Invested or allocated $1.0 B in total development cost $3.7 B in total economic impacts $6.6 B Hours of on - site union construction work created 24.5 M *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 4

HIT’S FOOTPRINT SINCE INCEPTION *Source : HIT, b ased on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2024 . Projects 607 States + DC 30 Cities 202 5

0 10 20 30 40 50 60 0 5 10 15 20 25 30 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 Number of Renter Households (Millions) Severely Cost Burdened Moderately Cost Burdened Share with Cost Burdens (Right scale) Share with Cost Burdens (Percent) Source: Joint Center for Housing Studies of Harvard University; JCHS tabulations of US Census Bureau, American Community Surv ey 1 - Year Estimates. Notes: Moderately (severely) cost - burdened households spend 30 – 50% (more than 50%) of income on rent and utilities. Households w ith zero or negative income are assumed to have burdens, and households that are not required to pay rent are assumed to be unburdened. Estimates for 2020 are omitted because of data collection issues exper ien ced during the pandemic. The Number of Cost Burdened Renters Hit an All - Time High THE U.S. IS FACING A HOUSING AFFORDABILITY CRISIS • Number of renters living in unaffordable housing has reached an all - time high and includes households across the income spectrum and around the country • Share of cost - burdened renters rose to 50% in 2022, up 3.2% from 2019 • Dwindling supply of low - rent units worsening cost burdens – the share of low - rent units nationwide dropped from 22% of the stock to just 16% in the last decade 6

MORE THAN A THIRD OF RENTERS ARE COST BURDENED IN EVERY STATE IN THE COUNTRY Notes: Cost - burdened households spend more than 30% of income on rent and utilities. Households with zero or negative income are assumed to be burdened, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, 2022 American Community Survey 1 - Year Estimates. Share of Renters With Cost Burdens (Percent) 37.0 – 39.9 40.0 – 44.9 45. - 49.9 50.0 – 57.9 7

Source: Haver Analytics, Bloomberg L.P.; Apartmentlist.com; U.S. Census Bureau; Berkadia Proprietary Holding LLC; Yardi Matri x Apartment Rents Still Near Historic Highs 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 1,400 1,450 1,500 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 Jun-24 HOUSING AFFORDABILITY CRISIS SUPPORTS RENTAL DEMAND • Home purchase affordability remains low, and apartment rents remain near record highs • Persistently high mortgage rates (>7% for 30 - year fixed rate loans) have contributed to low home affordability • Nonetheless, average rent is significantly lower than the average mortgage payment • National rental property vacancy rates are low historically; recent demand is largely keeping up with supply growth • With home prices at record highs and borrowing costs an ongoing barrier to home purchase, high demand for multifamily housing should continue 8

Need Opportunity Risk Across the entire country there is a need for more housing, especially affordable WHAT HOUSING PRESENTS TO LABOR Investments can generate higher yields in higher interest rate environment Pipeline of work for members Policies that advocate for public resources with labor standards Lack of housing can lead to inability to attract and/or maintain workers 9

LABOR’S POWER Capital Products that invest in a responsible way offer opportunities to leverage capital for greater impact Voice Can advocate for: • housing policies • labor standards tied to government programs • responsible contractor policies Electchester Housing Companies New York, NY 10

Granada Senior Apartments San Antonio, TX WHAT HIT OFFERS Impact Investing Investments that align with unions’ interests and positively impact members Fixed Income HIT can generate attractive yields relative to other fixed income opportunities Rental Housing and Jobs More housing and more jobs 11

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith .. 12 Chang Suh, CFA CEO and Chief Investment Officer csuh@aflcio - hit.com